Debt - Long-term debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Amount outstanding	€ 7,546	€ 7,568
Current portion	434	532
Long-term debt	€ 7,113	€ 7,035	€ 7,270
Average remaining term (in years)	5 years 10 months 24 days
Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	5 years 10 months 24 days	6 years
Average rate of interest	3.20%	2.90%
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 3,333	€ 3,357
Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,779	3,678
USD bonds
Disclosure of detailed information about borrowings [line items]
Amount outstanding	1,408	1,325
Current portion	131
Long-term debt	€ 1,276	€ 1,325
USD bonds | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	12 years 3 months 18 days	13 years 3 months 18 days
Average rate of interest	6.30%	6.30%
USD bonds | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 122	€ 240
USD bonds | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,154	1,085
EUR bonds
Disclosure of detailed information about borrowings [line items]
Amount outstanding	4,917	4,569
Long-term debt	€ 4,917	€ 4,569
EUR bonds | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	4 years 8 months 12 days	5 years 1 month 6 days
Average rate of interest	2.30%	2.00%
EUR bonds | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 2,639	€ 2,335
EUR bonds | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,278	2,234
Forward contracts
Disclosure of detailed information about borrowings [line items]
Amount outstanding	148	396
Current portion	82	321
Long-term debt	€ 66	€ 76
Forward contracts | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	1 year 3 months 18 days	9 months 18 days
Average rate of interest	1.20%	1.40%
Forward contracts | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 66	€ 76
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Amount outstanding	1,073	1,074
Current portion	219	211
Long-term debt	€ 854	€ 864
Lease liabilities | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	3 years 9 months 18 days	3 years 10 months 24 days
Average rate of interest	3.70%	3.10%
Lease liabilities | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 506	€ 505
Lease liabilities | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	347	358
Bank borrowings
Disclosure of detailed information about borrowings [line items]
Amount outstanding	1	203
Current portion	1	1
Long-term debt	€ 1	€ 201
Bank borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	1 year 6 months	1 year 2 months 12 days
Average rate of interest	1.00%	4.20%
Bank borrowings | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1	€ 201
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Amount outstanding	0	0
Current portion	0	0
Long-term debt	€ 0	€ 0
Other long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	3 years 2 months 12 days	7 years 4 months 24 days
Average rate of interest	1.20%	1.20%
Other long-term debt | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 0	€ 0
Other long-term debt | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 0	€ 0